Segment Information	12 Months Ended
Nov. 30, 2019
Segment Reporting [Abstract]
Segment Information	Segment Information
We are a diversified financial services company engaged in investment banking and capital markets, asset management and direct investing. During the three months ended February 29, 2020, we changed our internal structure with regard to our operating segments. Previously, our segments consisted of: 1) Investment Banking, Capital Markets and Asset Management, which included all of the financial results of Jefferies Group; 2) Merchant Banking; and 3) Corporate. In the first quarter of 2020, we appointed co-Presidents of Asset Management and created a separate operating segment that consists of the asset management activity previously included in our Investment Banking, Capital Markets and Asset Management segment, together with asset management activity previously included in our Merchant Banking segment. In order to compare results with prior periods, we have recast our segment results for the prior periods to conform to our current presentation.
The Investment Banking and Capital Markets segment includes investment banking, capital markets and other related services. Investment banking provides underwriting and financial advisory services to clients across most industry sectors in the Americas, Europe and Asia. Capital markets businesses operate across the spectrum of equities, fixed income and foreign exchange products. Related services include, among other things, prime brokerage and equity finance, research and strategy, corporate lending and real estate finance. The Investment Banking and Capital Markets segment also includes our investments in Jefferies Finance and Berkadia.
Our Asset Management segment includes both the operations of LAM as well as the asset management operations within Jefferies Group. Within Asset Management, we manage, invest in and provide services to a diverse group of alternative asset management platforms across a spectrum of investment strategies and asset classes. Asset Management offers institutional clients an innovative range of investment strategies through its affiliated managers.
Merchant Banking consists of our various merchant banking businesses and investments, primarily including Linkem, Vitesse Energy Finance and JETX Energy, real estate, Idaho Timber, FXCM and The We Company. Our Merchant Banking businesses and investments also include National Beef, prior to its sale in November 2019, Spectrum Brands, prior to its distribution to shareholders in October 2019, Berkadia, prior to its transfer to Jefferies Group in the fourth quarter of 2018, and Garcadia, prior to its sale in August 2018.
As discussed further in Notes 1 and 27, on June 5, 2018, we sold 48% of National Beef to Marfrig and deconsolidated our investment in National Beef. Results prior to June 5, 2018 are classified in discontinued operations and are not included in the table below. On November 29, 2019 we sold our remaining 31% interest in National Beef to Marfrig and other shareholders. Our retained 31% interest in National Beef was accounted for under the equity method, and results subsequent to the June 5, 2018 closing through November 29, 2019 are included in Merchant Banking in the table below.
Corporate assets primarily consist of cash and cash equivalents, financial instruments owned and the deferred tax asset (exclusive of Jefferies Group's deferred tax asset). Corporate revenues primarily include interest income. We do not allocate Corporate revenues or overhead expenses to the operating units.
Certain information concerning our segments is presented in the following table. Consolidated subsidiaries are reflected as of the date a majority controlling interest was acquired. As discussed above, Jefferies Group is reflected in our consolidated financial statements utilizing a one month lag for the twelve months ended December 31, 2017.

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
		(In thousands)
Net revenues:
Reportable Segments:
Investment Banking and Capital Markets	$3,035,988	$3,184,426	$3,169,860
Asset Management	84,894	(14,280)	91,101
Merchant Banking	735,213	577,278	801,190
Corporate	32,833	22,300	6,306
Total net revenues related to reportable segments	3,888,928	3,769,724	4,068,457
Consolidation adjustments	4,048	(5,690)	8,988
Total consolidated net revenues	$3,892,976	$3,764,034	$4,077,445

Income (loss) from continuing operations before income taxes:
Reportable Segments:
Investment Banking and Capital Markets (1)	$347,050	$464,913	$535,801
Asset Management	(41,126)	(133,729)	121
Merchant Banking (1)	289,492	88,971	197,375
Corporate	(68,467)	(66,140)	(78,802)
Income from continuing operations before income taxes related to reportable segments	526,949	354,015	654,495
Parent Company interest	(53,048)	(54,090)	(58,943)
Consolidation adjustments	4,707	(3,825)	10,950
Total consolidated income from continuing operations before income taxes	$478,608	$296,100	$606,502

Depreciation and amortization expenses:
Reportable Segments:
Investment Banking and Capital Markets	$77,549	$67,467	$62,059
Asset Management	2,042	1,324	1,217
Merchant Banking	69,805	48,357	43,649
Corporate	3,475	3,169	3,470
Total consolidated depreciation and amortization expenses	$152,871	$120,317	$110,395

	November 30, 2019	November 30, 2018	December 31, 2017
Identifiable assets employed:
Reportable Segments:
Investment Banking and Capital Markets (1) (2)	$40,523,223	$38,617,201	$38,376,686
Asset Management	3,313,716	2,633,585	2,083,174
Merchant Banking (1)	3,285,671	4,164,605	4,019,402
National Beef	—	—	1,460,539
Corporate	2,432,119	1,838,037	1,299,628
Identifiable assets employed related to reportable segments	49,554,729	47,253,428	47,239,429
Consolidation adjustments	(94,495)	(122,333)	(70,321)
Total consolidated assets	$49,460,234	$47,131,095	$47,169,108

(1)
Amounts related to Berkadia are included in Merchant Banking prior to their transfer to the Investment Banking and Capital Markets segment in the fourth quarter of 2018. Income from continuing operations before income taxes related to the net assets transferred were $78.7 million and $91.5 million for the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, respectively. Identifiable assets employed related to the net assets transferred were $212.4 million at December 31, 2017.

(2)	Includes $197.7 million, $243.2 million and $213.0 million at November 30, 2019 and 2018, and December 31, 2017, respectively, of the deferred tax asset, net.

Net revenues for the Investment Banking and Capital Markets segment and Asset Management segment are recorded in the geographic region in which the position was risk-managed, in the case of Investment Banking and Capital Markets in which the senior coverage banker is located, or for Asset Management, according to the location of the investment adviser. Net revenues by geographic region were as follows (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

Americas (1)	$3,188,353	$3,231,522	$3,482,094
Europe (2)	592,087	436,861	489,587
Asia	112,536	95,651	105,764
	$3,892,976	$3,764,034	$4,077,445

(1)	Substantially all relates to U.S. results.

(2)	Substantially all relates to U.K. results.
Interest expense classified as a component of Net revenues relates to Jefferies Group. For the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, interest expense classified as a component of Expenses was primarily comprised of parent company interest ($53.0 million, $54.1 million and $58.9 million, respectively) and Merchant Banking ($34.1 million, $35.2 million and $42.3 million, respectively).
As discussed above, during the fourth quarter of 2019, we sold our 31% equity interest in National Beef and recognized a pre-tax gain of $205.0 million for the twelve months ended November 30, 2019 in Other revenues. The gain on the sale is included within Merchant Banking above.

As discussed above, during the third quarter of 2018, we sold 100% of our equity interests in Garcadia and our associated real estate to our former partners, the Garff family and recognized a pre-tax gain of $221.7 million for the eleven months ended November 30, 2018 in Other revenues. The gain on the sale is included within Merchant Banking above.

Conwed was our consolidated subsidiary that manufactured and marketed lightweight plastic netting. In January 2017, we sold 100% of Conwed to Schweitzer-Mauduit International, Inc., (NYSE: SWM) for $295 million in cash plus potential earn-out payments through 2021 totaling up to $40 million in cash to the extent the results of Conwed's subsidiary, Filtrexx International, exceed certain performance thresholds. We recognized a $178.2 million pre-tax gain on the sale of Conwed in Other revenues primarily during the twelve months ended December 31, 2017. The gain on the sale of Conwed is included within Merchant Banking above.